Earnings Per Share - Summary of Antidilutive Securities Excluded From Computation of Earnings Per Share (Detail) - shares	3 Months Ended	9 Months Ended
	Jun. 30, 2020	Jun. 30, 2020
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,143,949	381,316
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	992,632	330,877
Restricted Stock Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	32,877	10,959